NOTES PAYABLE (Tables)	12 Months Ended
Dec. 31, 2013
NOTES PAYABLE
Schedule of Notes Payable
	December 31, 2013	December 31, 2012
Total notes payable	$59,510	$82,546
Less: current portion	(23,036)	(23,036)
Long term portion	$36,474	$59,510